Stated capital - Narrative (Details)		1 Months Ended	12 Months Ended
	Apr. 29, 2016 ZAR (R) R / shares shares	Nov. 30, 2018 shares	Mar. 31, 2019 shares	Mar. 31, 2019 shares	Mar. 31, 2019 shares R / shares	Mar. 31, 2019 ZAR (R) shares	Mar. 31, 2019 shares	Mar. 31, 2019 shares vote	Mar. 31, 2019 shares plan	Mar. 31, 2019 shares R / $	Mar. 31, 2019 shares R / £	Mar. 31, 2018 shares	Mar. 31, 2018 shares	Mar. 31, 2018 shares R / shares	Mar. 31, 2018 ZAR (R) shares	Mar. 31, 2018 shares R / $	Mar. 31, 2018 shares R / £	Mar. 31, 2017 ZAR (R) shares	Mar. 31, 2017 shares R / $	Mar. 31, 2017 shares R / £	Nov. 05, 2018 R / shares	Feb. 26, 2018 shares	Nov. 27, 2017 shares	Aug. 28, 2017 shares	Jun. 19, 2017 shares	May 23, 2017 shares	Feb. 27, 2017 shares	Nov. 28, 2016 shares	Aug. 29, 2016 shares	Jun. 20, 2016 shares	Mar. 31, 2016 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			561,947,000	561,947,000	561,947,000	561,947,000	561,947,000	561,947,000	561,947,000	561,947,000	561,947,000	564,420,000	564,420,000	564,420,000	564,420,000	564,420,000	564,420,000	563,435,000	563,435,000	563,435,000
Number of shares authorized for repurchase (in shares)	200,828,260																									270,000,000
Repurchase price per share (in ZAR per share) | R / shares	R 2.36				R 8.03									R 3.72
Aggregate repurchase consideration | R	R 474,000,000																	R 473,955,000
Number of equity incentive plans | plan									2
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | R						R 9.68									R 4.64
Treasury shares acquired (in shares)				9,157,695									5,015,660
Treasury shares (in shares)																						40,000,000	40,000,000	40,000,000	40,000,000		40,000,000	40,000,000	40,000,000	40,000,000
Average foreign exchange rate										13.75	18.03					12.99	17.21		14.06	18.42
SARs
Disclosure of classes of share capital [line items]
Annual shareholder return							10.00%
Weighted average remaining contractual life			3 years 6 months 18 days									4 years 4 months 17 days
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				(1,593,125)									(1,708,750)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | R						R 3.06									R 3.10
Number of other equity instruments outstanding (in shares)			25,921,000	25,921,000	25,921,000	25,921,000	25,921,000	25,921,000	25,921,000	25,921,000	25,921,000	28,039,000	28,039,000	28,039,000	28,039,000	28,039,000	28,039,000	20,810,000	20,810,000	20,810,000
Performance Shares
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life			1 year 3 months 22 days
Currency target, cumulative subscription revenue for fiscal years 2019 and 2020 | R						R 3,588,000,000
Currency target, cumulative adjusted EBITDA for fiscal years 2019 and 2020 | R						R 1,322,000,000
Average foreign exchange rate | R / $										13.8000
Granted (in shares)		4,000,000
Number of shares authorized to be granted per year (in shares)			5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Number of shares authorized to be granted in aggregate (in shares)			30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000
Grant date fair value (cents per share) | R / shares					R 5.87
Closing market price (in ZAR per share) | R / shares																					R 10.00
Attrition rate							5.00%
Number of other equity instruments outstanding (in shares)			3,800,000	3,800,000	3,800,000	3,800,000	3,800,000	3,800,000	3,800,000	3,800,000	3,800,000	0	0	0	0	0	0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)			1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Number of votes per ordinary share | vote								1
Ordinary shares | Performance Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)			8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)																															100,000,000
Number of shares issued (in shares)			0	0	0	0	0	0	0	0	0
TeliMatrix Group Executive Incentive Scheme
Disclosure of classes of share capital [line items]
Number of share options exercised (in shares)				5,600,000									5,512,500
Weighted average exercise price of share options exercised (in cents per share) | R						R 2.46									R 1.95
Weighted average share price (in cents per share) | R						R 9.22									R 6.08
Number of share options granted in share-based payment arrangement (in shares)				0									0
TeliMatrix Group Executive Incentive Scheme | Options
Disclosure of classes of share capital [line items]
Vesting percentage							25.00%
Expiration term			6 years
Weighted average remaining contractual life			1 year 5 months 12 days									1 year 3 months 22 days
TeliMatrix Group Executive Incentive Scheme | Options | Top of range
Disclosure of classes of share capital [line items]
Annual shareholder return							10.00%
Group Executives | SARs
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				0									0
Number of other equity instruments outstanding (in shares)			14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000	14,900,000
Group Executives | Performance Shares
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding (in shares)			1,800,000	1,800,000	1,800,000	1,800,000	1,800,000	1,800,000	1,800,000	1,800,000	1,800,000
Other key employees, not Group executives | Performance Shares
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding (in shares)			2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Tranche one | SARs
Disclosure of classes of share capital [line items]
Vesting percentage							25.00%
MiX Investments
Disclosure of classes of share capital [line items]
Number of shares in entity held by subsidiary (in shares)			40,000,000	40,000,000	40,000,000	40,000,000	40,000,000	40,000,000	40,000,000	40,000,000	40,000,000